Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000015151 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	2.52%	5.23%		4.95%
C000126484 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	2.75%	5.39%		5.12%
C000015147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	(3.57%)	3.74%		4.07%
C000056118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	10.91%	7.41%		7.84%
C000171406 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	18.16%	9.04%	7.87%
C000056119 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	18.05%	8.97%		8.75%
C000104368 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I Shares at NAV
Average Annual Return, Percent	11.55%	5.03%		5.77%
C000171407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares at NAV
Average Annual Return, Percent	11.63%	5.12%	5.08%
C000104365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at maximum sales charge (Offering Price)
Average Annual Return, Percent	4.84%	3.53%		4.89%
Without Sales Load [Member] | C000015149 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	1.53%	4.18%		4.07%
Without Sales Load [Member] | C000015147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	2.32%	4.98%		4.69%
Without Sales Load [Member] | C000056118 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	17.69%	8.69%		8.48%
Without Sales Load [Member] | C000070757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	16.88%	7.88%		7.82%
Without Sales Load [Member] | C000104366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	10.41%	3.98%		4.88%
Without Sales Load [Member] | C000104365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares at NAV (excluding maximum sales charge)
Average Annual Return, Percent	11.23%	4.76%		5.51%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	14.42%		14.82%
MSCI ACWI Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	22.34%	11.19%	12.23%	11.72%
Lipper Real Estate Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Real Estate Funds Classification Average
Average Annual Return, Percent	1.40%	4.57%		4.94%
Real Estate Securities Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Blended Benchmark
Average Annual Return, Percent	2.71%	5.85%		5.34%
MSCI US REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	2.95%	6.58%		5.71%
S And P Global Infrastructure Index Net [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (Net)
Average Annual Return, Percent	21.54%	10.02%	7.48%	8.47%
Lipper Global Infrastructure Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Global Infrastructure Funds Classification Average
Average Annual Return, Percent	19.19%	7.35%	7.15%	8.11%
Lipper Real Return Funds Classification Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Lipper Real Return Funds Classification Average
Average Annual Return, Percent	16.36%	7.45%	5.46%	6.20%
Real Asset Income Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Asset Income Blended Benchmark
Average Annual Return, Percent	10.82%	4.93%	5.09%	5.74%
Bloomberg U S Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	8.62%	4.51%	5.91%	6.53%